INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Increase in valuation allowance	$ 6,216,000	$ 4,392,000
Federal income tax rate	21.00%	21.00%
Effective tax rate	0.00%	0.00%
Gross deferred tax asset	$ 4,617,000
Deferred tax assets:
Net operating losses	4,276,000	$ 3,334,000
Accrued Expenses and Other	175,000	189,000
R&D Credit Carryforward	321,000	76,000
Stock Compensation	289,000	178,000
R&D Capitalization	1,104,000	581,000
Intangibles	51,000	34,000
Total gross deferred tax assets/(liabilities)	6,216,000	4,392,000
Less valuation allowance	(6,216,000)	(4,392,000)
Federal
INCOME TAXES
Net operating loss carryforward	17,891,000	$ 12,951,000
Federal | Research and Development (R&D) tax credit
INCOME TAXES
Tax credit carry-forwards	321,000
State
INCOME TAXES
Net operating loss carryforward	$ 17,892,000